Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,362	$ 1,251	$ 1,132
Accumulated Amortization	515	486	435
Net	847	765	697
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	559	464	453
Accumulated Amortization	105	101	96
Net	454	363	357
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	803	787	679
Accumulated Amortization	410	385	339
Net	$ 393	$ 402	$ 340